Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Amount outstanding from FHLB	$ 30,000,000
Maturity of FHLB advances	2014-01
Line of credit with the FHLB	1,525,000	1,525,000
Amount outstanding	$ 0	$ 0